Janus Henderson Short-Term Bond Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 26.2%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 0.9860%, 9/15/34 (144A)‡	$4,021,000	$4,022,114
Affirm Asset Securitization Trust 2021-A A, 0.8800%, 8/15/25 (144A)	1,370,000	1,363,188
American Credit Acceptance Receivables Trust 2020-2,
1.6500%, 12/13/23 (144A)	901,727	905,311
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	740,452	745,946
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	714,687	720,823
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 0.9560%, 8/15/36 (144A)‡	874,000	873,474
BVRT Financing Trust, 2.3560%, 7/10/32‡	2,928,000	2,928,000
BVRT Financing Trust 2021-CRT1 M1, 1.8560%, 1/10/33‡	2,841,366	2,841,366
BVRT Financing Trust 2021-CRT1 M2, 2.3560%, 1/10/33‡	1,209,000	1,209,000
BVRT Financing Trust 2021-CRT2 M1, 1.8560%, 11/10/32‡	1,970,332	1,970,332
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0260%, 10/15/36 (144A)‡	3,723,484	3,726,872
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.1060%, 11/15/32 (144A)‡	3,434,000	3,439,255
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.4560%, 11/15/32 (144A)‡	599,000	600,077
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.6560%, 11/15/32 (144A)‡	499,000	500,075
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 0.9060%, 2/15/36 (144A)‡	1,598,000	1,597,615
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 0.9060%, 2/15/36 (144A)‡	1,817,000	1,815,720
Cazenovia Creek Funding II LLC, 3.5607%, 7/15/30 (144A)	3,423,434	3,439,732
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	2,303,000	2,294,592
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	845,000	842,461
Chase Auto Credit Linked Notes 2020-1 B, 0.9910%, 1/25/28 (144A)	4,318,815	4,321,908
Chase Auto Credit Linked Notes 2020-2 B, 0.8400%, 2/25/28 (144A)	2,000,000	2,001,320
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	2,930,000	2,926,840
Chesapeake Funding II LLC 2019-2A, 2.7100%, 9/15/31 (144A)	2,858,000	2,946,805
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	2,300,903	2,300,092
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 1.0060%, 11/15/37 (144A)‡	3,282,205	3,284,806
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.4060%, 11/15/37 (144A)‡	1,683,863	1,685,778
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 1.7560%, 11/15/37 (144A)‡	1,690,744	1,692,299
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6586%, 7/25/29‡	1,230,652	1,262,796
Connecticut Avenue Securities Trust 2017-C05 1M2,
ICE LIBOR USD 1 Month + 2.2000%, 2.3086%, 1/25/30‡	1,493,103	1,507,261
Connecticut Avenue Securities Trust 2017-C07 1M2,
ICE LIBOR USD 1 Month + 2.4000%, 2.5086%, 5/25/30‡	4,491,635	4,497,140
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 2.4586%, 1/25/31‡	2,214,042	2,212,175
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.5086%, 4/25/31 (144A)‡	519,942	520,658
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4086%, 8/25/31 (144A)‡	1,493,354	1,495,088
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2586%, 9/25/31 (144A)‡	5,109,648	5,121,313
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 6/25/39 (144A)‡	1,405,047	1,407,812
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 7/25/39 (144A)‡	146,676	146,939
Connecticut Avenue Securities Trust 2019-R06,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 9/25/39 (144A)‡	986,220	987,154
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 10/25/39 (144A)‡	160,420	160,502
Connecticut Avenue Securities Trust 2020-R01,
ICE LIBOR USD 1 Month + 0.8000%, 0.9086%, 1/25/40 (144A)‡	201,049	201,049
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 0.7500%, 0.8586%, 1/25/40 (144A)‡	978,124	977,857
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 1/25/40 (144A)‡	3,019,742	3,010,857

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0360%, 11/15/36 (144A)‡	$654,369	$654,842
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.0860%, 5/15/36 (144A)‡	4,234,000	4,235,975
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.5360%, 5/15/36 (144A)‡	4,106,000	4,107,728
Credit Suisse Commercial Mortgage Trust 2020-UNFI, 4.1682%, 12/6/22‡	4,000,000	3,995,183
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47 (144A)	4,970,280	5,251,153
DBJPM 16-C3 Mortgage Trust, 1.5020%, 8/10/49	372,276	373,041
Dell Equipment Finance Trust 2020-1, 2.2600%, 6/22/22 (144A)	2,771,343	2,795,056
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	13,294,820	13,294,820
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	157,298	159,161
Drive Auto Receivables Trust 2020-1, 2.7000%, 5/17/27	2,511,000	2,594,847
Eagle Re Ltd, ICE LIBOR USD 1 Month + 0.9000%, 1.0086%, 1/25/30 (144A)‡	7,978,000	7,949,921
Exeter Automobile Receivables Trust 2018-1A C, 3.0300%, 1/17/23 (144A)	42,260	42,289
Exeter Automobile Receivables Trust 2020-1A C, 2.4900%, 1/15/25 (144A)	1,840,000	1,874,114
Exeter Automobile Receivables Trust 2021-1A C, 0.7400%, 1/15/26	338,000	336,281
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	1,081,000	1,071,337
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1086%, 7/25/25‡	475,019	485,922
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8086%, 4/25/28‡	628,079	664,572
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 3/25/31‡	155,973	155,274
Foursight Capital Auto Receivables Trust 2021-1 B, 0.8700%, 1/15/26 (144A)	2,960,000	2,954,842
Foursight Capital Automobile Receivables Trust 2018-2,
3.6400%, 5/15/23 (144A)	451,182	452,505
Foursight Capital Automobile Receivables Trust 2018-2,
3.8000%, 11/15/23 (144A)	1,311,000	1,330,115
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.6586%, 7/25/28‡	717,876	753,538
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA2 M2,
ICE LIBOR USD 1 Month + 2.1500%, 2.2586%, 12/25/30 (144A)‡	6,506,067	6,489,734
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.0586%, 10/25/49 (144A)‡	2,682,663	2,678,329
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M1,
US 30 Day Average SOFR + 0.9000%, 0.9167%, 12/25/50 (144A)‡	1,596,894	1,597,875
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0167%, 12/25/50 (144A)‡	1,707,000	1,699,543
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6167%, 11/25/50 (144A)‡	2,771,000	2,783,120
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3167%, 8/25/33 (144A)‡	1,503,000	1,503,602
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.2667%, 8/25/33 (144A)‡	1,322,000	1,308,754
GLS Auto Receivables Issuer Trust 2019-2, 3.0600%, 4/17/23 (144A)	414,196	415,504
GLS Auto Receivables Issuer Trust 2020-4A B, 0.8700%, 12/16/24 (144A)	2,482,000	2,489,988
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1400%, 12/15/36 (144A)‡	5,929,000	5,927,155
Hewlett-Packard Financial Services Company Trust 2019-1A,
2.1900%, 9/20/29 (144A)	621,811	622,646
Hewlett-Packard Financial Services Company Trust 2020-1A C,
2.0300%, 2/20/30 (144A)	800,000	813,747
Hewlett-Packard Financial Services Company Trust 2020-1A D,
2.2600%, 2/20/30 (144A)	800,000	817,830
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39 (144A)	3,112,291	3,234,643
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	5,081,880	5,207,532
JP Morgan Mortgage Trust 2019-LTV2, 3.5000%, 12/25/49 (144A)‡	1,153,980	1,179,403
KNDL Mortgage Trust 2019-KNSQ A,
ICE LIBOR USD 1 Month + 0.8000%, 0.9060%, 5/15/36 (144A)‡	3,838,000	3,842,454
Lanark Master Issuer PLC, 2.2770%, 12/22/69 (144A)Ç	3,829,000	3,944,892
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 0.8060%, 3/15/38 (144A)‡	4,219,000	4,220,615
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.2060%, 3/15/38 (144A)‡	2,015,000	2,016,048
Mello Warehouse Securitization Trust 2019-2,
ICE LIBOR USD 1 Month + 1.1500%, 1.2586%, 11/25/52 (144A)‡	7,634,460	7,747,714
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	1,890,000	1,888,298
Morgan Stanley Capital I Trust 2014-MP, 3.4690%, 8/11/33 (144A)	8,339,000	8,357,086
Morgan Stanley Capital I Trust 2007-T27 AJ, 6.0154%, 6/11/42‡	2,726,048	2,836,250
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1500%, 3/15/29 (144A)‡	1,293,000	1,297,948
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	715,724	723,074

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	$1,444,554	$1,451,492
Oak Street Investment Grade Net Lease Fund 2020-1A A5,
3.3900%, 11/20/50 (144A)	2,063,000	2,105,684
Oscar US Funding Trust 2021-1A A3, 0.7000%, 4/10/25 (144A)	2,188,000	2,182,145
OSCAR US Funding Trust VII LLC, 2.7600%, 12/10/24 (144A)	4,132,010	4,189,916
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	2,364,375	2,407,334
Prestige Auto Receivables Trust 2018-1, 3.7500%, 10/15/24 (144A)	1,639,000	1,666,096
Santander Consumer Auto Receivables Trust 2020-AA, 1.3700%, 10/15/24 (144A)	865,815	872,797
Santander Drive Auto Receivables Trust 2017-2, 4.9900%, 9/16/24 (144A)	10,046,000	10,509,364
Santander Drive Auto Receivables Trust 2018-2, 5.0200%, 9/15/25	2,594,000	2,691,902
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	4,581,000	4,549,183
Santander Prime Auto Issuance Notes Trust 2018-A, 5.0400%, 9/15/25 (144A)	2,120,801	2,135,956
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37 (144A)	2,964,000	2,958,552
Silverstone Master Issuer PLC,
ICE LIBOR USD 3 Month + 0.3900%, 0.6136%, 1/21/70 (144A)‡	2,230,480	2,233,869
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46 (144A)	3,570,551	3,625,431
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	1,611,454	1,627,310
Taco Bell Funding LLC, 4.3770%, 5/25/46 (144A)	2,483,250	2,494,926
Taco Bell Funding LLC 2018-1A A2I, 4.3180%, 11/25/48 (144A)	16,349,888	16,424,415
Tesla Auto Lease Trust 2018-B, 7.8700%, 6/20/22 (144A)	2,181,000	2,231,694
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	2,930,000	2,936,552
Upstart Securitization Trust 2020-3 A, 1.7020%, 11/20/30 (144A)	2,183,555	2,200,435
Upstart Securitization Trust 2021-1 A, 0.8700%, 3/20/31 (144A)	1,445,124	1,441,096
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	3,924,000	3,920,430
VCAT Asset Securitization LLC 2020-NPL1, 3.6710%, 8/25/50 (144A)Ç	739,698	751,863
Verizon Owner Trust 2019-C, 1.9400%, 4/22/24	4,175,000	4,246,278
Verizon Owner Trust 2019-C, 2.0600%, 4/22/24	8,417,000	8,629,110
Verus Securitization Trust 2020-1, 2.6420%, 1/25/60 (144A)Ç	5,069,086	5,115,857
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $305,730,030)		307,280,389
Bank Loans and Mezzanine Loans– 2.4%
Basic Industry – 0.3%
Alpha 3 BV, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 3/18/28ƒ,‡	3,168,000	3,156,120
Communications – 1.4%
Charter Communications Operating LLC,
ICE LIBOR USD 1 Month + 1.7500%, 1.8600%, 4/30/25‡	16,360,654	16,317,952
Consumer Non-Cyclical – 0.7%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8651%, 8/1/27‡	3,676,715	3,625,498
Froneri US Inc, ICE LIBOR USD 1 Month + 2.2500%, 2.3585%, 1/29/27‡	1,790,927	1,765,048
Reynolds Consumer Products Inc,
ICE LIBOR USD 1 Month + 1.7500%, 1.8585%, 2/4/27‡	2,987,970	2,971,536
		8,362,082
Total Bank Loans and Mezzanine Loans (cost $27,949,891)		27,836,154
Corporate Bonds– 47.8%
Banking – 11.3%
Bank of America Corp, 4.0000%, 1/22/25	9,491,000	10,393,689
Bank of Montreal, 3.3000%, 2/5/24	3,289,000	3,527,882
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	5,759,000	6,239,589
Banque Federative du Credit Mutuel SA, 0.6500%, 2/27/24 (144A)	5,317,000	5,301,478
Barclays PLC, 1.0070%, 12/10/24	4,518,000	4,514,282
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	3,253,000	3,576,446
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	2,267,000	2,386,372
BNP Paribas SA, USD SWAP SEMI 30/360 5YR + 5.1500%, 7.3750% (144A)‡,µ	5,148,000	5,971,680
BPCE SA, 5.1500%, 7/21/24 (144A)	5,264,000	5,892,854
Citigroup Inc, 4.4000%, 6/10/25	10,314,000	11,461,147
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	1,682,000	1,846,006
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	1,047,000	1,061,518
Credit Suisse Group AG,
ICE LIBOR USD 3 Month + 1.2000%, 2.9970%, 12/14/23 (144A)‡	5,560,000	5,747,913
Goldman Sachs Group Inc, SOFR + 0.5380%, 0.6270%, 11/17/23‡	5,881,000	5,882,059
Goldman Sachs Group Inc, 3.5000%, 4/1/25	6,854,000	7,425,710
HSBC Holdings PLC, SOFR + 1.5380%, 1.6450%, 4/18/26‡	4,107,000	4,109,520
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 3.7800%, 6.7500%‡,µ	5,657,000	6,194,415
Morgan Stanley, 4.1000%, 5/22/23	14,001,000	14,971,688
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24‡	5,133,000	5,456,969
Societe Generale SA, 2.6250%, 1/22/25 (144A)	4,749,000	4,922,436
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 0.8300%, 1.0080%, 7/30/24 (144A)‡	2,578,000	2,592,989
UBS Group AG, USD SWAP SEMI 30/360 5YR + 4.3440%, 7.0000% (144A)‡,µ	5,447,000	5,982,930
Wells Fargo & Co, SOFR + 1.6000%, 1.6540%, 6/2/24‡	6,828,000	6,975,102
		132,434,674

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Basic Industry – 1.2%
Anglo American Capital PLC, 4.1250%, 4/15/21 (144A)	$1,203,000	$1,203,991
Blue Cube Spinco LLC, 10.0000%, 10/15/25	763,000	804,965
Glencore Finance Canada Ltd, 4.9500%, 11/15/21 (144A)	1,056,000	1,085,485
INEOS Quattro Finance 2 PLC, 3.3750%, 1/15/26 (144A)	4,080,000	4,080,000
Nutrition & Biosciences Inc, 0.6970%, 9/15/22 (144A)	3,250,000	3,256,006
PolyOne Corp, 5.7500%, 5/15/25 (144A)	1,664,000	1,768,000
Tronox Inc, 6.5000%, 5/1/25 (144A)	2,138,000	2,293,005
		14,491,452
Brokerage – 1.2%
Ameriprise Financial Inc, 3.0000%, 4/2/25	795,000	845,840
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	10,603,000	11,712,816
Intercontinental Exchange Inc, 3.7500%, 12/1/25	1,871,000	2,055,428
		14,614,084
Capital Goods – 4.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.1250%, 8/15/26 (144A)	8,019,000	8,217,310
Boeing Co, 2.1960%, 2/4/26	14,258,000	14,213,786
CANPACK SA/Eastern PA Land Invetment Holding LLC, 3.1250%, 11/1/25 (144A)	1,105,000	1,121,575
CNH Industrial Capital LLC, 4.3750%, 4/5/22	3,915,000	4,059,328
General Dynamics Corp, ICE LIBOR USD 3 Month + 0.3800%, 0.5825%, 5/11/21‡	941,000	941,331
GFL Environmental Inc, 3.7500%, 8/1/25 (144A)	3,989,000	4,048,835
Otis Worldwide Corp, ICE LIBOR USD 3 Month + 0.4500%, 0.6884%, 4/5/23‡	4,561,000	4,561,238
TransDigm Inc, 8.0000%, 12/15/25 (144A)	2,724,000	2,966,436
Westinghouse Air Brake Technologies Corp, 4.3750%, 8/15/23	962,000	1,025,210
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	10,298,000	10,894,506
		52,049,555
Communications – 4.7%
Altice Financing SA, 7.5000%, 5/15/26 (144A)	1,638,000	1,711,710
AT&T Inc, 0.9000%, 3/25/24	5,874,000	5,886,536
CenturyLink Inc, 7.5000%, 4/1/24	1,450,000	1,625,232
CenturyLink Inc, 5.6250%, 4/1/25	1,053,000	1,135,924
CSC Holdings LLC, 5.2500%, 6/1/24	2,626,000	2,832,797
CSC Holdings LLC, 5.5000%, 5/15/26 (144A)	2,292,000	2,363,052
Netflix Inc, 3.6250%, 6/15/25 (144A)	6,290,000	6,704,039
Sirius XM Radio Inc, 3.8750%, 8/1/22 (144A)	235,000	235,881
Sirius XM Radio Inc, 4.6250%, 7/15/24 (144A)	1,678,000	1,728,508
Sprint Communications Inc, 6.0000%, 11/15/22	3,817,000	4,084,190
Sprint Corp, 7.8750%, 9/15/23	2,254,000	2,576,322
T-Mobile USA Inc, 6.0000%, 3/1/23	6,075,000	6,112,969
T-Mobile USA Inc, 6.0000%, 4/15/24	3,058,000	3,080,935
T-Mobile USA Inc, 2.2500%, 2/15/26	6,498,000	6,544,721
Verizon Communications Inc, 0.7500%, 3/22/24	8,721,000	8,730,573
		55,353,389
Consumer Cyclical – 7.2%
1011778 BC ULC / New Red Finance Inc, 4.2500%, 5/15/24 (144A)	1,296,000	1,311,202
Booking Holdings Inc, 4.1000%, 4/13/25	8,363,000	9,318,689
Colt Merger Sub Inc, 5.7500%, 7/1/25 (144A)	2,695,000	2,844,033
Ford Motor Co, 8.5000%, 4/21/23	5,020,000	5,597,300
Ford Motor Credit Co LLC, 3.3750%, 11/13/25	7,714,000	7,845,138
General Motors Financial Co Inc, 2.9000%, 2/26/25	7,912,000	8,295,636
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	8,304,000	8,774,837
Hyundai Capital America,
ICE LIBOR USD 3 Month + 0.9400%, 1.1740%, 7/8/21 (144A)‡	6,958,000	6,965,577
International Game Technology PLC, 4.1250%, 4/15/26 (144A)	1,766,000	1,814,706
IRB Holding Corp, 7.0000%, 6/15/25 (144A)	1,596,000	1,718,014
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.2500%, 6/1/26 (144A)	5,885,000	6,064,963
Lowe's Cos Inc, 4.0000%, 4/15/25	3,614,000	3,998,372
Marriott International Inc, 5.7500%, 5/1/25	2,575,000	2,954,794
Vail Resorts Inc, 6.2500%, 5/15/25 (144A)	3,139,000	3,346,959
VICI Properties LP / VICI Note Co Inc, 3.5000%, 2/15/25 (144A)	8,097,000	8,243,758
Wyndham Destinations Inc, 4.2500%, 3/1/22	3,183,000	3,218,713
Wyndham Destinations Inc, 5.6500%, 4/1/24	1,763,000	1,906,173
		84,218,864
Consumer Non-Cyclical – 5.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
3.5000%, 2/15/23 (144A)	5,132,000	5,234,640
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
3.2500%, 3/15/26 (144A)	2,393,000	2,383,835
Cargill Inc, 1.3750%, 7/23/23 (144A)	1,665,000	1,699,209
CVS Health Corp, 2.1250%, 6/1/21	5,127,000	5,133,818

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
Elanco Animal Health Inc, 4.9120%, 8/27/21	$2,483,000	$2,504,726
Elanco Animal Health Inc, 5.2720%, 8/28/23	14,070,000	15,142,837
Hasbro Inc, 2.6000%, 11/19/22	5,650,000	5,827,764
Hasbro Inc, 3.5500%, 11/19/26	3,631,000	3,918,736
HCA Inc, 5.8750%, 5/1/23	7,370,000	8,024,640
HCA Inc, 5.3750%, 2/1/25	1,308,000	1,459,094
HCA Inc, 5.8750%, 2/15/26	684,000	784,035
Kraft Heinz Foods Co, 3.0000%, 6/1/26	7,591,000	7,988,352
Sysco Corp, 5.6500%, 4/1/25	5,112,000	5,944,248
Tenet Healthcare Corp, 4.6250%, 7/15/24	1,730,000	1,765,794
Upjohn Inc, 1.1250%, 6/22/22 (144A)	1,186,000	1,192,441
		69,004,169
Electric – 1.1%
AES Corp/The, 1.3750%, 1/15/26 (144A)	5,888,000	5,738,695
East Ohio Gas Co/The, 1.3000%, 6/15/25 (144A)	1,185,000	1,181,618
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24 (144A)	2,529,000	2,661,773
Vistra Operations Co LLC, 5.5000%, 9/1/26 (144A)	2,814,000	2,916,007
		12,498,093
Energy – 2.6%
DCP Midstream Operating LP, 4.9500%, 4/1/22	2,553,000	2,611,808
Diamondback Energy Inc, 0.9000%, 3/24/23	6,445,000	6,449,130
Kinder Morgan Inc/DE, ICE LIBOR USD 3 Month + 1.2800%, 1.5213%, 1/15/23‡	8,395,000	8,524,478
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	6,346,000	6,587,164
NuStar Logistics LP, 5.7500%, 10/1/25	4,761,000	5,096,746
ONEOK Inc, 5.8500%, 1/15/26	904,000	1,058,281
		30,327,607
Finance Companies – 1.0%
Avolon Holdings Funding Ltd, 4.2500%, 4/15/26 (144A)	2,351,000	2,462,476
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26 (144A)	3,354,000	3,208,144
Springleaf Finance Corp, 6.8750%, 3/15/25	2,071,000	2,355,607
Springleaf Finance Corp, 8.8750%, 6/1/25	2,825,000	3,129,535
		11,155,762
Insurance – 0.7%
Athene Global Funding, 2.5000%, 1/14/25 (144A)	7,974,000	8,260,105
Owned No Guarantee – 0.2%
Syngenta Finance NV, 3.9330%, 4/23/21 (144A)	2,298,000	2,302,246
Real Estate Investment Trusts (REITs) – 2.0%
ESH Hospitality Inc, 5.2500%, 5/1/25 (144A)	5,696,000	5,809,920
MPT Operating Partnership LP/MPT Finance Corp, 5.0000%, 10/15/27	10,852,000	11,416,358
SL Green Operating Partnership LP,
ICE LIBOR USD 3 Month + 0.9800%, 1.1738%, 8/16/21‡	6,694,000	6,694,182
		23,920,460
Technology – 4.3%
Broadcom Inc, 4.7000%, 4/15/25	3,024,000	3,408,440
Broadcom Inc, 3.4590%, 9/15/26	12,701,000	13,621,295
Fidelity National Information Services Inc, 0.6000%, 3/1/24	5,936,000	5,901,623
Global Payments Inc, 1.2000%, 3/1/26#	6,808,000	6,701,954
Infor Inc, 1.4500%, 7/15/23 (144A)	1,097,000	1,110,620
Microchip Technology Inc, 2.6700%, 9/1/23 (144A)	5,655,000	5,889,299
Microchip Technology Inc, 4.2500%, 9/1/25 (144A)	2,385,000	2,491,723
SK Hynix Inc, 1.0000%, 1/19/24 (144A)	6,587,000	6,576,461
Switch Inc, 3.7500%, 9/15/28 (144A)	1,718,000	1,691,749
VMware Inc, 4.5000%, 5/15/25	2,716,000	3,029,268
		50,422,432
Total Corporate Bonds (cost $549,935,171)		561,052,892
Inflation-Indexed Bonds– 4.9%
United States Treasury Inflation Indexed Bonds, 0.6250%, 4/15/23ÇÇ((cost $58,042,352)	54,623,244	58,114,011
Mortgage-Backed Securities– 3.4%
Fannie Mae:
2.0000%, TBA, 30 Year Maturity((cost $39,738,557)	39,642,564	39,561,614
United States Treasury Notes/Bonds– 13.0%
2.6250%, 12/15/21	5,840,000	5,945,622
1.7500%, 6/15/22	42,162,500	42,995,868
1.7500%, 7/15/22	45,232,500	46,188,390
0.1250%, 12/31/22	45,320,000	45,300,526
0.1250%, 1/31/23	8,633,000	8,628,953
0.1250%, 3/31/23	3,064,000	3,061,965
Total United States Treasury Notes/Bonds (cost $151,389,057)		152,121,324
Investment Companies– 5.2%
Money Markets – 5.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $60,981,327)	60,975,229	60,981,327

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	3,163,890	$3,163,890
Time Deposits – 0%
Royal Bank of Canada, 0.0300%, 4/1/21	$790,973	790,973
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,954,863)		3,954,863
Total Investments (total cost $1,197,721,248) – 103.2%		1,210,902,574
Liabilities, net of Cash, Receivables and Other Assets – (3.2)%		(37,086,833)
Net Assets – 100%		$1,173,815,741

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,096,454,527	90.5%
France	30,958,790	2.6
United Kingdom	23,336,631	1.9
Switzerland	17,711,563	1.5
Canada	11,834,724	1.0
Bermuda	7,949,921	0.7
South Korea	6,576,461	0.5
Japan	6,372,061	0.5
Ireland	5,670,620	0.5
Luxembourg	1,711,710	0.1
South Africa	1,203,991	0.1
Poland	1,121,575	0.1

Total	$1,210,902,574	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 5.2%
Money Markets - 5.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$31,296	$(3,624)	$-	$60,981,327
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	3,380∆	-	-	3,163,890
Total Affiliated Investments - 5.5%	$34,676	$(3,624)	$-	$64,145,217

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 5.2%
Money Markets - 5.2%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	63,601,717	572,134,539	(574,751,305)	60,981,327
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	243,000	20,432,172	(17,511,282)	3,163,890

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
2 Year US Treasury Note	802	7/6/21	$177,022,703	$(110,860)	$(37,595)
Futures Sold:
10 Year US Treasury Note	83	6/30/21	(10,867,813)	225,656	20,750
5 Year US Treasury Note	138	7/6/21	(17,028,984)	85,406	22,641
US Treasury Long Bond	86	6/30/21	(13,295,063)	438,063	37,625
Total - Futures Sold				749,125	81,016
Total				$638,265	$43,421

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2021

Market Value
Futures contracts, purchased	$69,183,330
Futures contracts, sold	6,498,348

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $445,243,393, which represents 37.9% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$307,280,389	$-
Bank Loans and Mezzanine Loans	-	27,836,154	-
Corporate Bonds	-	561,052,892	-
Inflation-Indexed Bonds	-	58,114,011	-
Mortgage-Backed Securities	-	39,561,614	-
United States Treasury Notes/Bonds	-	152,121,324	-
Investment Companies	-	60,981,327	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,954,863	-
Total Investments in Securities	$-	$1,210,902,574	$-
Other Financial Instruments(a):
Variation Margin Receivable	81,016	-	-
Total Assets	$81,016	$1,210,902,574	$-
Liabilities
Other Financial Instruments(a):
Variation Margin Payable	$37,595	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70291 05-21